Note 27 - Comparative Information	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of reclassifications or changes in presentation [text block]
27.	Comparative information:

The financial statements have been reclassified, where applicable, to conform to the presentation used in the current year. The changes do not affect prior year earnings.

Cash flows related to investments in securities for the current and comparative periods were incorrectly reclassified from investing activity to operating activity in each of the three unaudited interim reporting periods during the year ended October 31, 2023. This classification was corrected for the annual audited financial statements for the year ended October 31, 2023. This matter had no impact on the annual audited financial statements for the year ended October 31, 2022.